Concentrations of Credit and Market Risk	12 Months Ended
Dec. 31, 2017
Risks And Uncertainties [Abstract]
Concentrations of Credit and Market Risk

Note 15—Concentrations of Credit and Market Risk

Financial instruments that potentially subject the Company to credit risk are primarily cash equivalents, restricted cash and accounts receivable. At times, cash equivalents and restricted cash may be in excess of FDIC insurance limits. With regards to accounts receivable, we have an exposure from our concentration of clients within the oil and natural gas industry. This industry concentration has the potential to impact our exposure to credit and market risks as our clients could be affected by similar changes in economic, industry or other conditions. However, we believe that the credit risk posed by this industry concentration has been largely offset by the creditworthiness of our client base and receipt of advanced payments before providing services to certain customers. During the years ended December 31, 2017, 2016 and 2015, the percentage of revenues earned from our clients was as follows:

	Years Ended December 31,
	2017	2016	2015
Chevron	81.6%	77.1%	81.2%
Total	—%	22.9%	17.2%
Other	18.4%	—%	1.6%

Some of our employees in Nigeria are represented by unions. As of December 31, 2017 and 2016, approximately 1% and 1% of our labor force was covered by collective bargaining agreements, all of which are subject to annual salary negotiation.